Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT:
    PP&E are comprised of the following:

	2022
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$34.2	$12.0	$22.2
Buildings including improvements	374.6	235.5	139.1
Machinery and equipment	808.2	598.0	210.2
	$1,217.0	$845.5	$371.5

	2023
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$33.7	$12.0	$21.7
Buildings including improvements	402.2	250.8	151.4
Machinery and equipment	939.6	640.0	299.6
	$1,375.5	$902.8	$472.7
The following table details the changes to the net book value of PP&E for the years indicated:

	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2022	$23.2	$155.5	$160.0	$338.7
Additions	—	16.5	99.7	116.2
Depreciation	—	(22.1)	(47.1)	(69.2)
Accelerated depreciation of assets and other disposals(i)(ii)	—	(10.1)	(2.0)	(12.1)
Foreign exchange and other	(1.0)	(0.7)	(0.4)	(2.1)
Balance — December 31, 2022(iii)	22.2	139.1	210.2	371.5
Additions	—	39.2	151.0	190.2
Depreciation	—	(23.6)	(60.2)	(83.8)
Accelerated depreciation of assets and other disposals (i)	—	(2.8)	(2.5)	(5.3)
Foreign exchange and other	(0.5)	(0.5)	1.1	0.1
Balance — December 31, 2023(iii)	$21.7	$151.4	$299.6	$472.7
(i)    Includes accelerated depreciation of equipment related to disengaged programs in 2022 and 2023 (recorded in each case as restructuring charges), as described in note 15(a).
(ii)    Includes the disposal of a building located in Asia ($8.1, attributable to our CCS segment).
(iii)    Total PP&E amount includes $35.0 of construction in progress at December 31, 2023 (December 31, 2022 — $19.7).
We review the carrying amount of PP&E for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. We did not identify any triggering event during the course of 2021 through 2023 indicating that the carrying amount of such assets or related CGUs may not be recoverable. However, we recorded non-cash restructuring charges in such years to accelerate depreciation of certain assets related to disengaged programs, in connection with our restructuring activities, as described in footnote (i) above and note 15(a). The accounting treatment of a building and equipment destroyed in a fire event in June 2022 is described in notes 15 and 26.